245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Municipal Trust (the trust): File Nos. 002-55725 and 811-02628

Fidelity Flex Conservative Income Municipal Bond Fund

Fidelity Flex Municipal Income Fund

Fidelity Limited Term Municipal Income Fund

Fidelity Michigan Municipal Income Fund

Fidelity Minnesota Municipal Income Fund

Fidelity Municipal Income Fund

Fidelity Ohio Municipal Income Fund

Fidelity Pennsylvania Municipal Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust